Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
14. Warrants
Upon the closing of the 2022 Business Combination, Legacy Getaround’s common stock warrants and convertible redeemable preferred stock warrants were exercised for Legacy Getaround common stock and redeemable preferred common stock, respectively, and subsequently converted into Getaround common stock.
Please refer to the table below for detail of warrant liability by type of warrant (in thousands):

	March 31, 2024	December 31, 2023
Private warrants	$26	$20

Total	$26	$20

Number of outstanding warrants as of March 31, 2024 and December 31, 2023 was as follows:

	March 31, 2024	December 31, 2023
Public warrants	12,175,000	12,175,000
Private warrants	4,616,667	4,616,667

Total	16,791,667	16,791,667

InterPrivate II Public and Private Warrants
Upon the Closing, there were 5,175,000 and 4,616,667 outstanding public and private warrants, respectively, to purchase shares of the Company’s common stock that were issued by InterPrivate II prior to the 2022 Business Combination. Each whole warrant entitles the registered holder to purchase one whole share of the Company’s common stock at a price of $11.50 per share, subject to adjustment as discussed below, 30 days after the 2022 Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares of common stock. The warrants will expire five years after the completion of the 2022 Business Combination, or earlier upon redemption or liquidation. The Private Placement Warrants are identical to the public warrants, except that the Private Placement Warrants and the common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of the 2022 Business Combination. Additionally, the Private Placement Warrants will be non-redeemable
so long as they are held by the Sponsor, one of InterPrivate II’s directors or any of its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.
The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s common stock equals or exceeds $18.00 per share for any
20-trading
days within a
30-trading
day period ending three business days before the Company sends the notice of redemption to the warrant holders. If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a cashless basis. In no event will the Company be required to net cash settle the warrant exercise.
Convertible Notes Warrants
On May 4, 2023, the Company issued 7,000,000 warrants to holders of
Mudrick
Convertible Notes, according to the terms of the convertible note subscription agreement. The Convertible Notes Warrants are in substantially the same form as the public warrants, and are aggregated with the public warrants.
At March 31, 2024, outstanding public and private warrants were 12,175,000 and 4,616,667, respectively. The public warrants are equity-classified and private warrants are liability-classified.

16. Warrants
Upon the closing of the 2022 Business Combination, Legacy Getaround's common stock warrants and convertible redeemable preferred stock warrants were exercised for Legacy Getaround common stock and redeemable preferred common stock, respectively, and subsequently converted into Getaround common stock.
Please refer to the table below for detail of warrant liability by type of warrant (in thousands):

December 31,	2023	2022
Private warrants	20	247

Total	$20	$247

Number of outstanding warrants as of December 31, 2023 and 2022 was as follows:

December 31,	2023	2022
Public Warrants	12,175,000	5,175,000
Private warrants	4,616,667	4,616,667

Total	16,791,667	9,791,667

InterPrivate Public and Private Warrants
Upon the Closing, there were 5,174,975 and 4,616,667 outstanding public and private warrants, respectively, to purchase shares of the Company's common stock that were issued by InterPrivate II prior to the

2022 Business Combination. Each whole warrant entitles the registered holder to purchase one whole share of the Company's common stock at a price of $11.50 per share, subject to adjustment as discussed below, 30 days after the 2022 Business Combination, provided that the Company has an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available and such shares are registered, qualified or exempt from registration under the securities, or blue sky, laws of the state of residence of the holder. Pursuant to the warrant agreement, a warrant holder may exercise its warrants only for a whole number of shares of common stock. The warrants will expire five years after the completion of the 2022 Business Combination, or earlier upon redemption or liquidation. The Private Placement Warrants are identical to the public warrants, except that the Private Placement Warrants and the common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of the 2022 Business Combination. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the Sponsor, one of InterPrivate II's directors or any of its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.
The Company may redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days' prior written notice of redemption, if and only if the last sale price of the Company's common stock equals or exceeds $18.00 per share for any 20-trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders. If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a cashless basis. In no event will the Company be required to net cash settle the warrant exercise.
Convertible Notes Warrants
On May 4, 2023, the Company issued 7,000,000 warrants to holders of Mudrick Convertible Notes, according to the terms of the convertible note subscription agreement. The Convertible Notes Warrants are in substantially the same form as the public warrants, and are aggregated with the public warrants.
At December 31, 2023, outstanding public and private warrants were 12,175,000 and 4,616,667, respectively. The public warrants are equity-classified and private warrants are liability-classified.